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HEARTLAND MID CAP VALUE FUND
HEARTLAND MID CAP VALUE FUND
INVESTMENT GOAL
The Mid Cap Value Fund seeks long-term capital appreciation and modest current income.
FEES AND EXPENSES OF THE MID CAP VALUE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor or Institutional Class Shares of the Mid Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HEARTLAND MID CAP VALUE FUND - USD ($)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	none	none
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	2.00%	2.00%
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HEARTLAND MID CAP VALUE FUND		Investor Class		Institutional Class
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		0.25%	[1]	none
Other Expenses	[2]	0.36%		0.32%
Total Annual Fund Operating Expenses		1.36%		1.07%
Fee Waiver and/or Expense Reimbursement		(0.26%)		(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.10%		0.85%
[1]	Investor Class Shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1. The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.
[2]	On March 16, 2020, the Fund acquired the assets of the ALPS | WMC Research Value Fund, a series of Financial Investors Trust. Accordingly, Other Expenses are based on estimates for the current fiscal year after giving effect to this transaction.
[3]	Pursuant to an operating expense limitation agreement between Heartland Advisors and Heartland Group, Inc., on behalf of the Fund, Heartland Advisors has agreed to waive its management fees and/or pay expenses of the Fund to ensure that the Fund's total annual fund operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.10% of the Fund's average daily net assets for the Investor Class Shares and 0.85% for the Institutional Class Shares through at least May 1, 2022, and subject to the annual renewal of the agreement by the Board of Directors thereafter. This operating expense limitation agreement can be terminated only with the consent of the Board of Directors.

Example.

This Example is intended to help you compare the cost of investing in the Mid Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the previous table is reflected through May 1, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HEARTLAND MID CAP VALUE FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	112	378	693	1,587
Institutional Class	87	295	546	1,264

Portfolio Turnover

The Mid Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies OF THE MID CAP VALUE FUND

Under normal circumstances, at least 80% of the Mid Cap Value Fund’s net assets are invested in equity securities of mid-capitalization companies. For purposes of this test, Heartland Advisors considers securities in the market capitalization range of the Russell Midcap® Index as mid-capitalization companies. As of May 10, 2019, the market capitalization range of the companies in the Russell Midcap® Index was $2.4 billion to $35.5 billion. The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors’ perceptions of relative valuations, future prospects, and market conditions.

The Mid Cap Value Fund invests primarily in a concentrated number (generally 30 to 60) of mid-capitalization equity securities selected on a value basis and whose current market prices, in Heartland Advisors’ judgment, are undervalued relative to their intrinsic value. A majority of its assets are generally invested in dividend-paying common stocks.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

Principal Risks OF THE MID CAP VALUE FUND

The Mid Cap Value Fund is designed for investors who seek long-term capital appreciation from mid-capitalization stocks that may produce modest dividend income to the Fund. It is constructed as a core value holding for investors who can accept the volatility and other investment risks of the broad-based equity markets, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

The principal risk of investing in the Mid Cap Value Fund is that its share price and investment return will fluctuate, and you could lose money. Additional principal investment risks of the Fund include:

-	SMALL FUND Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

-	Management Risk. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors’ investment strategies for the Fund.

-	Sector Risk. Although Heartland Advisors selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with less weighting in that sector.

○	Financials Sector Risk. Companies in the financials sector are subject to risks relating to regulatory change, decreased liquidity in credit markets and unstable interest rates.

-	General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

-	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

-	Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

-	SMALLER COMPANY SECURITIES RISK. Equity securities of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.

-	Limited Portfolio Risk. As the Fund invests in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value (“NAV”) and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s NAV and investment return.

-	Recent Market Events. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors, including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect security prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. Heartland Advisors will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

An investment in the Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency. It is not designed to be a complete investment program, and while you may make money, you can also lose money. The Fund’s share price will fluctuate.

Past Performance

The following tables show historical performance of the Mid Cap Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year. Table II shows how the Fund’s average annual total returns compare to those of a securities market index. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

TABLE I Mid cap Value Fund - Investor Class Shares - Year-by-Year Total Returns

Best Quarter:	Worst Quarter:
3rd Quarter of 2019…..13.21%	4th Quarter of 2018…..-13.41%

TABLE II Mid Cap Value Fund - Average Annual Total Returns [for the periods ended 12/31/19]
Average Annual Returns - HEARTLAND MID CAP VALUE FUND	Label	1 Year	5 Years	Since Inception	Inception Date
Investor Class	Return Before Taxes	25.30%	8.17%	8.23%	Oct. 31, 2014
Institutional Class	Return Before Taxes	25.58%	8.43%	8.51%	Oct. 31, 2014
After Taxes on Distributions | Investor Class	Return After Taxes on Distributions	24.64%	7.06%	7.14%	Oct. 31, 2014
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	15.45%	6.21%	6.27%	Oct. 31, 2014
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	27.06%	7.62%	7.88%	Oct. 31, 2014

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.